Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.77%
Fannie Mae Interest Strip Series 413 C35 4.50% 10/25/40 Σ	4,762,793	$ 858,383
Fannie Mae REMICs
Series 2015-18 NS 4.496% (6.12% minus LIBOR01M, Cap 6.12%) 4/25/45 Σ	4,574,568	670,633
Series 2015-37 SB 3.996% (5.62% minus LIBOR01M, Cap 5.62%) 6/25/45 Σ	9,554,152	1,150,770
Series 2016-22 ST 4.476% (6.10% minus LIBOR01M, Cap 6.10%) 4/25/46 Σ	11,073,310	1,143,711
Series 2016-48 US 4.476% (6.10% minus LIBOR01M, Cap 6.10%) 8/25/46 Σ	11,772,785	1,334,366
Series 2017-33 AI 4.50% 5/25/47 Σ	4,231,066	829,132
Series 2018-44 DS 4.626% (6.25% minus LIBOR01M, Cap 6.25%) 6/25/48 Σ	21,546,624	2,603,349
Series 2019-13 IP 5.00% 3/25/49 Σ	2,899,652	557,087
Series 4740 SB 4.826% (6.15% minus LIBOR01M, Cap 6.15%) 11/15/47 Σ	4,178,252	591,930

Freddie Mac Strips Series 303 C28 4.50% 1/15/43 Σ	9,107,232	1,878,158
GNMA
Series 2021-77 IH 2.50% 5/20/51 Σ	36,666,268	4,156,132
Series 2021-138 KI 3.00% 8/20/51 Σ	47,461,341	5,763,008
Series 2021-155 IE 3.00% 9/20/51 Σ	37,627,712	5,628,278
Series 2021-162 DI 3.00% 9/20/51 Σ	34,411,238	5,220,925
Series 2021-162 IN 3.00% 9/20/51 Σ	17,461,071	2,503,500
Total Agency Collateralized Mortgage Obligations (cost $36,543,109)		34,889,362

Corporate Bonds — 13.49%
Banking — 4.52%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,562,000	1,430,011
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
2.551% 2/4/28 μ	230,000	$ 209,353
2.972% 2/4/33 μ	115,000	98,077
4.375% 1/27/27 *, μ, ψ	295,000	245,520
Barclays
4.375% 3/15/28 μ, ψ	5,000,000	3,846,818
6.125% 12/15/25 μ, ψ	3,901,000	3,626,865
8.00% 6/15/24 μ, ψ	7,237,000	7,128,445
Citigroup
3.057% 1/25/33 μ	355,000	301,248
3.07% 2/24/28 μ	315,000	292,434
Credit Suisse Group
144A 6.375% 8/21/26 #, μ, ψ	4,768,000	3,951,470
7.125% 7/29/22 μ, ψ	17,335,000	17,325,119
144A 7.50% 12/11/23 #, μ, ψ	10,148,000	9,692,801
Deutsche Bank
3.035% 5/28/32 μ	2,000,000	1,584,531
3.742% 1/7/33 μ	956,000	696,858
Goldman Sachs Group
1.542% 9/10/27 μ	1,990,000	1,748,242
3.102% 2/24/33 μ	115,000	98,330
3.615% 3/15/28 μ	430,000	407,278
ING Groep
3.875% 5/16/27 μ, ψ	6,000,000	4,375,286
4.25% 5/16/31 μ, ψ	4,000,000	2,737,597

Morgan Stanley 2.475% 1/21/28 μ	175,000	159,223
Nordea Bank 144A 3.75% 3/1/29 #, μ, ψ	1,500,000	1,108,511
Standard Chartered
144A 4.30% 8/19/28 #, μ, ψ	17,000,000	12,468,050
144A 6.00% 8/19/28 #, μ, ψ	5,000,000	4,747,561

UBS Group 144A 3.179% 2/11/43 #, μ	240,000	181,228
UniCredit
144A 5.459% 6/30/35 #, μ	9,547,000	7,723,532
144A 5.861% 6/19/32 #, μ	2,383,000	2,099,626
US Bancorp
2.215% 1/27/28 μ	295,000	270,463
2.677% 1/27/33 *, μ	295,000	254,185

Wells Fargo & Co. 3.526% 3/24/28 μ	220,000	208,569
		89,017,231
Basic Industry — 0.01%
Newmont 2.60% 7/15/32	185,000	152,860
		152,860
NQ-IV006 [6/22] 8/22 (2352405)    1

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Materials — 0.11%
Sherwin-Williams 2.90% 3/15/52	1,650,000	$ 1,127,413
Westlake 3.125% 8/15/51	1,600,000	1,119,724
		2,247,137
Blue Chip Medical Products — 0.01%
Bristol-Myers Squibb 3.70% 3/15/52	190,000	164,389
		164,389
Capital Goods — 0.52%
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	7,455,000	3,951,150
144A 9.00% 11/15/26 #, *	5,288,000	3,089,593
144A 13.125% 11/15/27 #	10,000,000	3,145,500
		10,186,243
Communication Services — 0.89%
Altice France Holding 144A 10.50% 5/15/27 #	8,387,000	7,053,970
Baidu 1.72% 4/9/26	1,672,000	1,532,028
Charter Communications Operating 3.85% 4/1/61	1,710,000	1,127,878
Frontier Communications Holdings
5.875% 11/1/29	4,187,781	3,229,365
144A 6.00% 1/15/30 #	461,000	355,996

Meituan 144A 2.125% 10/28/25 #, *	1,561,000	1,408,054
Rogers Communications
144A 3.80% 3/15/32 #	110,000	100,718
144A 4.55% 3/15/52 #	110,000	96,857

Tencent Holdings 144A 3.24% 6/3/50 #	3,910,000	2,703,462
		17,608,328
Communications — 0.07%
Amazon.com
3.60% 4/13/32	430,000	414,495
3.95% 4/13/52	540,000	499,822

Discovery Communications 4.00% 9/15/55	400,000	280,976
Verizon Communications 2.875% 11/20/50	375,000	266,659
		1,461,952
Consumer Cyclical — 0.13%
Aptiv 3.10% 12/1/51	1,055,000	682,477
AutoNation 3.85% 3/1/32 *	230,000	198,455
General Motors Financial 3.10% 1/12/32	465,000	374,162
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Magallanes
144A 3.755% 3/15/27 #	780,000	$ 732,300
144A 4.054% 3/15/29 #	110,000	100,837
144A 4.279% 3/15/32 #	110,000	98,417
144A 5.141% 3/15/52 #	445,000	374,093
		2,560,741
Consumer Discretionary — 0.14%
Amazon.com
1.50% 6/3/30	2,346,000	1,951,041
2.50% 6/3/50	782,000	552,805

Aptiv 3.25% 3/1/32	125,000	106,343
Lowe's 4.25% 4/1/52	275,000	238,768
		2,848,957
Consumer Non-Cyclical — 0.35%
Anheuser-Busch InBev Worldwide 3.50% 6/1/30	1,570,000	1,473,189
CSL Finance
144A 4.05% 4/27/29 #	215,000	211,265
144A 4.75% 4/27/52 #	265,000	253,889

CVS Health 2.70% 8/21/40	665,000	481,201
JBS Finance Luxembourg 144A 3.625% 1/15/32 #	2,000,000	1,620,450
JBS USA 144A 3.00% 2/2/29 #	558,000	472,296
PayPal Holdings
3.90% 6/1/27 *	1,180,000	1,176,813
4.40% 6/1/32 *	1,250,000	1,238,911
		6,928,014
Consumer Staples — 0.33%
Staples 144A 7.50% 4/15/26 #	7,809,000	6,496,307
		6,496,307
Electric — 0.21%
Eversource Energy 2.90% 3/1/27	340,000	319,483
NextEra Energy Capital Holdings 3.00% 1/15/52	425,000	304,696
NRG Energy
144A 2.00% 12/2/25 #	3,470,000	3,145,495
144A 2.45% 12/2/27 #	390,000	335,226
		4,104,900
Energy — 3.36%
BP Capital Markets America
2.721% 1/12/32	530,000	456,794
2.939% 6/4/51	1,255,000	900,077

ConocoPhillips 3.80% 3/15/52	570,000	489,039

2    NQ-IV006 [6/22] 8/22 (2352405)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Continental Resources
144A 2.875% 4/1/32 #	450,000	$ 352,310
4.375% 1/15/28	1,155,000	1,087,871

Diamondback Energy 4.25% 3/15/52	115,000	95,641
Energy Transfer
6.25% 2/15/23 *, μ, ψ	7,000,000	5,255,905
6.75% 5/15/25 μ, ψ	13,879,000	11,633,220
7.125% 5/15/30 μ, ψ	15,000,000	12,909,772

Enterprise Products Operating 3.30% 2/15/53	1,555,000	1,133,540
Guara Norte 144A 5.198% 6/15/34 #	1,872,300	1,522,283
Laredo Petroleum
9.50% 1/15/25	8,259,000	8,200,650
10.125% 1/15/28	9,436,000	9,354,048

PBF Holding 144A 9.25% 5/15/25 #	8,242,000	8,628,344
Petroleos Mexicanos 6.70% 2/16/32	2,595,000	1,984,137
Targa Resources Partners 5.00% 1/15/28	918,000	875,322
Valero Energy 2.15% 9/15/27	1,496,000	1,332,871
		66,211,824
Finance Companies — 0.04%
Air Lease 2.875% 1/15/32 *	910,000	711,220
		711,220
Financial Services — 0.10%
New Cotai 5.00% 2/2/27	1,952,660	1,952,660
		1,952,660
Financials — 1.21%
Ally Financial 4.70% 5/15/28 μ, ψ	2,000,000	1,480,500
American Homes 4 Rent 3.625% 4/15/32	220,000	193,116
Bank of America
2.482% 9/21/36 μ	735,000	570,871
4.571% 4/27/33 μ	1,175,000	1,144,906
6.125% 4/27/27 μ	215,000	207,878

Citadel Finance 144A 3.375% 3/9/26 #	1,834,000	1,679,882
Fifth Third Bancorp 4.337% 4/25/33 μ	2,400,000	2,285,378
Huntington National Bank 4.552% 5/17/28 μ	2,340,000	2,325,996
Intercontinental Exchange 1.85% 9/15/32	2,342,000	1,837,430
Jefferies Group 2.625% 10/15/31	2,195,000	1,696,380
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
JPMorgan Chase & Co.
1.953% 2/4/32 μ	410,000	$ 328,073
4.586% 4/26/33 μ	2,335,000	2,295,961

KeyCorp 4.789% 6/1/33 μ	2,355,000	2,325,834
Morgan Stanley
1.928% 4/28/32 μ	2,470,000	1,961,188
2.484% 9/16/36 μ	885,000	681,430

PNC Financial Services Group 6.00% 5/15/27 μ	265,000	255,033
State Street 2.203% 2/7/28 μ	350,000	320,762
SVB Financial Group 4.57% 4/29/33 μ	525,000	493,385
Toronto-Dominion Bank 4.108% 6/8/27	510,000	504,749
VICI Properties 4.95% 2/15/30	410,000	389,307
Wells Fargo & Co. 4.611% 4/25/53 μ	995,000	922,444
		23,900,503
Healthcare Services — 0.01%
HCA 144A 3.125% 3/15/27 #	170,000	154,600
		154,600
Industrials — 0.40%
Boeing
4.875% 5/1/25	3,917,000	3,907,988
5.805% 5/1/50	1,571,000	1,445,765
Burlington Northern Santa Fe
2.875% 6/15/52	330,000	247,156
4.45% 1/15/53	355,000	344,029
Lockheed Martin
3.90% 6/15/32	375,000	370,465
4.15% 6/15/53	320,000	299,331

Parker-Hannifin 4.25% 9/15/27	1,230,000	1,222,353
		7,837,087
Information Technology — 0.46%
Apple 2.40% 8/20/50	3,122,000	2,197,796
Autodesk 2.40% 12/15/31	420,000	343,252
Broadcom 144A 3.419% 4/15/33 #	1,959,000	1,622,090
CDW 3.276% 12/1/28	1,035,000	894,737
TSMC Global 144A 1.375% 9/28/30 #	4,682,000	3,748,678
Workday
3.50% 4/1/27	55,000	52,641
3.70% 4/1/29	110,000	103,000
3.80% 4/1/32	110,000	100,625
		9,062,819

NQ-IV006 [6/22] 8/22 (2352405)    3

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 0.40%
AIA Group
144A 3.20% 9/16/40 #	3,902,000	$ 3,123,615
144A 3.375% 4/7/30 #	1,960,000	1,835,810

Athene Holding 6.15% 4/3/30	2,713,000	2,710,718
Brown & Brown 4.95% 3/17/52	330,000	290,231
		7,960,374
Technology — 0.06%
Entegris Escrow 144A 4.75% 4/15/29 #	385,000	359,225
HP 5.50% 1/15/33	255,000	249,047
KLA 4.95% 7/15/52	535,000	538,880
		1,147,152
Transportation — 0.15%
Azul Investments 144A 7.25% 6/15/26 #, *	1,500,000	1,030,840
Simpar Europe 144A 5.20% 1/26/31 #	2,000,000	1,548,070
Union Pacific
2.80% 2/14/32	230,000	204,973
3.375% 2/14/42	55,000	45,891
3.50% 2/14/53	115,000	93,951
		2,923,725
Utilities — 0.01%
Fells Point Funding Trust 144A 3.046% 1/31/27 #	290,000	267,667
		267,667
Total Corporate Bonds (cost $312,259,797)		265,906,690

Municipal Bonds — 0.19%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	97,196	89,006
Series A-1 4.00% 7/1/33	188,954	173,575
Series A-1 4.00% 7/1/35	169,843	152,553
Series A-1 4.00% 7/1/37	145,770	129,388
Series A-1 4.00% 7/1/41	198,193	172,091
Series A-1 4.00% 7/1/46	206,117	173,680
Series A-1 4.362% 7/1/33^	243,165	136,941
Series A-1 5.25% 7/1/23	105,520	107,463
Series A-1 5.625% 7/1/27	208,536	222,122
Series A-1 5.625% 7/1/29	205,152	220,666
Series A-1 5.75% 7/1/31	199,262	218,068
Series C 2.637% 11/1/43•	938,719	468,186

	Principalamount°	Value (US $)

Municipal Bonds (continued)

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,622,391	$ 1,439,872
Total Municipal Bonds (cost $4,050,483)		3,703,611

Non-Agency Collateralized Mortgage Obligations — 0.37%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #	2,000,000	1,473,185
CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #	4,968,250	4,647,494
Verus Securitization Trust Series 2019-INV2 B1 144A 4.452% 7/25/59 #	1,097,000	1,093,809
Total Non-Agency Collateralized Mortgage Obligations (cost $8,279,434)		7,214,488

Non-Agency Commercial Mortgage-Backed Security — 0.01%
Merrill Lynch Mortgage Investors Trust Series 1998-C1 F 6.25% 11/15/26 •	247,114	248,274
Total Non-Agency Commercial Mortgage-Backed Security (cost $248,755)		248,274

Loan Agreements — 3.44%
Advantage Sales & Marketing Tranche B-1 5.862% (LIBOR02M + 4.50%) 10/28/27 •	4,937,173	4,553,002
Amynta Agency Borrower Tranche B 1st Lien 5.862% (LIBOR01M + 4.50%) 2/28/25 •	18,504,234	17,902,846
Epic Crude Services LP 7.08% (LIBOR03M + 5.00%) 3/2/26 •	8,153	7,001
Heartland Dental 5.166% (LIBOR01M + 3.50%) 4/30/25 •	7,165,387	6,672,767
Hillman Group
4.392% (LIBOR01M + 2.75%) 7/14/28 •	13,987,131	13,130,419
4.392% (LIBOR01M + 2.75%) 7/14/28 •	3,126,258	2,934,775

MLN US HoldCo Tranche B 1st Lien 5.62% (LIBOR01M + 4.50%) 11/30/25 •	8,024,781	5,430,105

4    NQ-IV006 [6/22] 8/22 (2352405)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

PetsMart 4.50% (LIBOR03M + 3.50%) 2/11/28 •	2,566,605	$ 2,419,826
Surgery Center Holdings 4.95% (LIBOR01M + 3.75%) 8/31/26 •	10,162,597	9,492,496
West Corporation Tranche B 5.666% (LIBOR01M + 4.00%) 10/10/24 •	6,166,248	5,264,434
Total Loan Agreements (cost $73,955,511)		67,807,671

US Treasury Obligations — 4.21%
US Treasury Bonds
2.25% 2/15/52 *	360,000	296,381
2.375% 2/15/42 *	4,360,000	3,698,507
2.75% 8/15/47	3,280,000	2,934,575
3.00% 2/15/49	4,839,000	4,613,495
4.75% 2/15/37	2,055,000	2,483,098

US Treasury Floating Rate Notes 1.784% (USBMMY3M -0.08%) 4/30/24 •	56,280,000	56,241,606
US Treasury Notes
2.375% 3/31/29	1,850,000	1,771,194
2.50% 5/31/24 *	6,060,000	6,005,792
2.625% 5/31/27	1,390,000	1,363,883
2.75% 5/15/25	2,285,000	2,267,684
2.875% 4/30/29	1,285,000	1,270,142
Total US Treasury Obligations (cost $83,812,871)		82,946,357
	Number of shares
Common Stocks — 65.51%
Banking — 3.61%
BNP Paribas	354,401	16,848,313
ICICI Bank	1,217,794	10,905,365
Morgan Stanley	204,767	15,574,578
State Bank of India	1,948,991	11,498,115
UniCredit	1,718,243	16,322,736
		71,149,107
Basic Industry — 0.58%
Barrick Gold	644,064	11,393,492
		11,393,492
Blue Chip Medical Products — 1.85%
AstraZeneca	156,220	20,537,993
Eli Lilly & Co.	48,985	15,882,407
		36,420,400
	Number of shares	Value (US $)
Common Stocks (continued)
Capital Goods — 1.16%
Ferguson	204,801	$ 22,906,075
		22,906,075
Communication Services — 5.96%
Alphabet Class A †	12,566	27,384,581
Deutsche Telekom	1,516,975	30,118,721
Frontier Communications Parent †	742,170	17,470,682
Tencent Holdings	216,600	9,782,719
T-Mobile US †	95,905	12,903,059
VeriSign †	119,089	19,927,162
		117,586,924
Consumer Cyclical — 2.72%
Burlington Stores †	56,907	7,752,441
Ferrari	71,734	13,170,423
Huazhu Group ADR	398,050	15,165,705
New Cotai <<, =, †	1,819,823	27,783
Studio City International Holdings ADR †	203,063	436,585
Studio City International Holdings ADR †	184,458	396,585
Subaru	937,718	16,666,472
		53,615,994
Consumer Discretionary — 6.25%
adidas AG	44,235	7,823,050
Amazon.com †	219,654	23,329,451
Aptiv †	199,777	17,794,138
Darden Restaurants	226,139	25,580,844
JD.com ADR	289,764	18,608,644
LVMH Moet Hennessy Louis Vuitton	16,066	9,793,713
Skechers USA Class A †	569,992	20,280,315
		123,210,155
Consumer Non-Cyclical — 6.38%
Bayer	402,101	23,900,772
China Mengniu Dairy	3,710,687	18,513,712
HelloFresh †	301,098	9,734,275
Reckitt Benckiser Group	275,113	20,663,025
UnitedHealth Group	58,854	30,229,180
Vertex Pharmaceuticals †	80,761	22,757,642
		125,798,606
Consumer Staples — 1.80%
Casey's General Stores	61,284	11,336,315
Procter & Gamble	167,737	24,118,903
		35,455,218
Electric — 0.19%
RWE	101,337	3,725,360
		3,725,360

NQ-IV006 [6/22] 8/22 (2352405)    5

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Energy — 3.97%
Canadian Natural Resources	734,260	$ 39,415,077
ConocoPhillips	360,550	32,380,995
TotalEnergies *	124,200	6,555,927
		78,351,999
Finance Companies — 1.58%
ORIX	1,856,103	31,135,690
		31,135,690
Financials — 3.56%
AGNC Investment	1,689,283	18,700,363
First Republic Bank	152,073	21,928,926
Intercontinental Exchange	135,776	12,768,375
Prudential	1,361,393	16,837,393
		70,235,057
Healthcare — 5.04%
Abbott Laboratories	153,814	16,711,891
Genmab †	61,565	19,924,454
Regeneron Pharmaceuticals †	52,782	31,201,024
Thermo Fisher Scientific	26,576	14,438,209
Zimmer Biomet Holdings	162,504	17,072,670
		99,348,248
Industrials — 6.65%
Airbus	291,031	28,195,950
Ingersoll Rand	587,397	24,717,666
Larsen & Toubro	1,050,666	20,731,271
Raytheon Technologies	250,955	24,119,285
Schneider Electric	142,055	16,807,032
Vinci	186,290	16,586,112
		131,157,316
Information Technology — 10.98%
Ambarella †	223,271	14,615,320
Apple	159,603	21,820,922
Autodesk †	74,830	12,867,767
Intuit	70,064	27,005,468
Mastercard Class A	86,043	27,144,846
Microsoft	242,387	62,252,253
Monolithic Power Systems	20,757	7,971,518
Samsung Electronics	275,234	12,082,823
Taiwan Semiconductor Manufacturing	1,916,550	30,681,817
		216,442,734
Technology — 1.57%
Check Point Software Technologies †	158,586	19,312,603
NVIDIA	76,549	11,604,063
		30,916,666
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation — 1.66%
Union Pacific	153,482	$ 32,734,641
		32,734,641
Total Common Stocks (cost $1,195,809,692)		1,291,583,682

Short-Term Investments — 4.99%
Money Market Mutual Fund — 4.99%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	98,427,224	98,427,224
Total Short-Term Investments (cost $98,427,224)		98,427,224

Total Value of Securities Before Securities Lending Collateral—93.98% (cost $1,813,386,876)		1,852,727,359

Securities Lending Collateral — 0.81%
Money Market Mutual Fund — 0.81%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	16,077,940	16,077,940
Total Securities Lending Collateral (cost $16,077,940)		16,077,940

Total Value of Securities—94.79% (cost $1,829,464,816)		1,868,805,299■
Obligation to Return Securities Lending Collateral — (0.82%)		(16,077,940)
Receivables and Other Assets Net of Liabilities — 6.02%		118,716,050
Net Assets Applicable to 97,755,940 Shares Outstanding—100.00%		$1,971,443,409
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $112,236,567, which represents 5.69% of the Fund's net assets.

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(Unaudited)
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
■	Includes $24,328,278 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $10,367,161.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2022:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Hillman Group 4.392% (LIBOR01M + 2.75%) 7/14/28	$247,867	$247,867	$232,685	$(15,182)
NQ-IV006 [6/22] 8/22 (2352405)    7

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
US Treasury Long Bonds
53	$7,347,125	$7,386,595	9/21/22	$—	$(39,469)	$89,437
US Treasury 5 yr Notes
150	16,837,500	16,891,762	9/30/22	—	(54,262)	105,468
US Treasury Ultra Bonds
22	3,395,563	3,360,409	9/21/22	35,153	—	51,563
Total Futures Contracts		$27,638,766		$35,153	$(93,731)	$246,468
The use of futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
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